Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Assets
Fixed maturity securities, available-for-sale	$ 32,249		$ 31,811
Mortgage loans, net of allowance	6,341		5,827
Policy loans	987		980
Short-term investments	411		1,034
Other investments	767		639
Total investments	40,755		40,291
Cash and cash equivalents	61		62
Accrued investment income	603		566
Deferred policy acquisition costs	3,778		3,249
Goodwill	200	[1]	200	[1]
Other assets	3,979		4,362
Separate account assets	84,069		71,440
Total assets	133,445		120,170
Liabilities
Future policy benefits and claims	36,765		36,154
Short-term debt	278		300
Long-term debt	707		1,038
Other liabilities	4,122		4,507
Separate account liabilities	84,069		71,440
Total liabilities	125,941		113,439
Shareholder's equity
Common stock ($1 par value; authorized-5,000,000 shares, issued and outstanding-3,814,779 shares)	4		4
Additional paid-in capital	1,718		1,718
Retained earnings	4,520		3,410
Accumulated other comprehensive income	582		1,252
Total shareholder's equity	6,824		6,384
Noncontrolling interest	680		347
Total equity	7,504		6,731
Total liabilities and equity	$ 133,445		$ 120,170

[1]	The goodwill balances have not been previously impaired.